Note 23 - Subsequent Events (Details) $ / shares in Units, € in Thousands, $ in Thousands								4 Months Ended
	Apr. 07, 2016	Mar. 22, 2016	Mar. 11, 2016 $ / shares	Mar. 04, 2016 $ / shares	Feb. 02, 2016	Jan. 11, 2016 EUR (€)	Jan. 01, 2016 EUR (€)	May. 13, 2016 USD ($) shares	Mar. 02, 2016 USD ($)	Dec. 31, 2015 USD ($) $ / shares	Feb. 26, 2015 USD ($)	Dec. 31, 2014 USD ($) $ / shares	Oct. 24, 2014 $ / shares	Jul. 15, 2014 $ / shares	Jul. 14, 2014 $ / shares	Jun. 14, 2014 $ / shares	May. 15, 2014 $ / shares	May. 14, 2014 $ / shares	Mar. 06, 2014 $ / shares	Oct. 17, 2013 $ / shares	Nov. 23, 2010	Oct. 08, 2010
Note 23 - Subsequent Events (Details) [Line Items]
Common Share Ratio				300
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares										$ 0.00001		$ 0.00001	$ 0.01	$ 0.50	$ 0.01	$ 0.01	$ 5.00	$ 0.10	$ 0.10	$ 0.01
Debt Instrument, Face Amount (in Dollars) | $										$ 14,381		$ 21,267
Subsequent Event [Member]
Note 23 - Subsequent Events (Details) [Line Items]
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares				$ 0.00001
Paid-up Share Capital, Per Share (in Dollars per share) | $ / shares				$ 0.00999
Shares Authorized in Connection with Annual Base Salary (in Shares)								1,500
Term of Time Charterer Agreement	6 months
Aurora Onyx and Aurora Pearl [Member] | Subsequent Event [Member]
Note 23 - Subsequent Events (Details) [Line Items]
Number of Transfer of Shares Agreements			2
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions			100.00%
Transfer of Shares Agreement, Consideration of Per Share for Share Capital (in Dollars per share) | $ / shares			$ 1
Kristas Shipping S.A. [Member] | Subsequent Event [Member]
Note 23 - Subsequent Events (Details) [Line Items]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions		100.00%
Conversion of Series A-1 Preferred Stock to Common Stock [Member] | Subsequent Event [Member]
Note 23 - Subsequent Events (Details) [Line Items]
Conversion of Stock, Shares Issued (in Shares)								1,025,642
Conversion of Stock, Shares Converted (in Shares)								2
Aurora Onyx and Aurora Pearl [Member] | HSBC [Member]
Note 23 - Subsequent Events (Details) [Line Items]
Number of Loan Agreements																					2	2
Terra Norma S.A. and Nouvelle Marine Ltd. [Member] | Subsequent Event [Member]
Note 23 - Subsequent Events (Details) [Line Items]
Number of Lease Agreements						2	2
Terra Norma S.A. [Member] | Subsequent Event [Member]
Note 23 - Subsequent Events (Details) [Line Items]
Operating Leases, Rent Expense, Monthly Rate (in Euro) | €							€ 1,540
Nouvelle Marine Ltd. [Member] | Subsequent Event [Member]
Note 23 - Subsequent Events (Details) [Line Items]
Operating Leases, Rent Expense, Monthly Rate (in Euro) | €						€ 660
Senior Secured Convertible Redeemable Debentures [Member]
Note 23 - Subsequent Events (Details) [Line Items]
Debt Instrument, Face Amount (in Dollars) | $											$ 600
Conversion of Toledo Advisors LLC Note to Common Stock [Member] | Subsequent Event [Member]
Note 23 - Subsequent Events (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)								24,914,032
Debt Instrument, Interest Rate, Stated Percentage								8.00%
Debt Conversion, Original Debt, Amount (in Dollars) | $								$ 350
Conversion of Pallas Highwall Mining, LLC Note to Common Stock [Member] | Subsequent Event [Member]
Note 23 - Subsequent Events (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)								4,986,667
Debt Conversion, Original Debt, Amount (in Dollars) | $								$ 24,000
Conversion of True Up Liability of Note to Common Stock [Member] | Subsequent Event [Member]
Note 23 - Subsequent Events (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)								3,600,000
Conversion of Atlas Long Term Growth Fund LLC Note to Common Stock [Member] | Subsequent Event [Member]
Note 23 - Subsequent Events (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)								1,011,591
Debt Instrument, Interest Rate, Stated Percentage								8.00%
Debt Conversion, Original Debt, Amount (in Dollars) | $								$ 300
Conversion of Atlas Long Term Growth Fund LLC Note to Common Stock in Respect of Legal Fees [Member] | Subsequent Event [Member]
Note 23 - Subsequent Events (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)								334,909
Conversion of TCA Debenture to Common Stock [Member] | Subsequent Event [Member]
Note 23 - Subsequent Events (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)								4,516,111
Debt Conversion, Original Debt, Amount (in Dollars) | $								$ 4,250
Minimum [Member] | Subsequent Event [Member]
Note 23 - Subsequent Events (Details) [Line Items]
Term of Time Charterer Agreement					4 months
Maximum [Member] | Subsequent Event [Member]
Note 23 - Subsequent Events (Details) [Line Items]
Term of Time Charterer Agreement					7 months
Extension Debenture [Member] | Senior Secured Convertible Redeemable Debentures [Member] | TCA Global Credit Master Fund LP [Member] | Subsequent Event [Member]
Note 23 - Subsequent Events (Details) [Line Items]
Debt Instrument, Face Amount (in Dollars) | $									$ 452